EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2021
Disclosure of associates [line items]
Dividends		$ 2
AEL
Disclosure of associates [line items]
Interest in investment	9.50%	9.80%
Fair value		$ 354
Dividends		$ 2